Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedule of High, Low and Average Levels
High, low and average levels for each component for 2024 and 2023 were as follows:

VaR	2024 USD millions	2023 USD millions
Consolidated
High	4.06	6.81
Low	1.47	2.61
Average	2.40	4.09

Fixed-income investments
High	3.33	5.06
Low	1.41	2.11
Average	2.23	3.15

Variable-income investments
High	-	-
Low	-	-
Average	-	-

Foreign currency investments
High	3.93	5.79
Low	0.18	0.23
Average	1.55	2.20

Schedule of Market Risk Financial Management Portfolio
Market risk – Financial management portfolio – December 31, 2024 and 2023

	2024		2023
	Effect on financial income	Effect on capital	Effect on financial income	Effect on capital
Financial management portfolio – local currency (MCh$)
Loss limit	138,957	373,566	124,904	353,718
High	49,174	170,622	79,657	173,389
Low	482	87,335	41,151	88,382
Average	20,482	136,617	62,740	133,464
Financial management portfolio – foreign currency (USD millions)
Loss limit	178,937	198,819	157,400	174,889
High	13,104	61,137	17,775	91,935
Low	442	47,615	227	53,436
Average	5,169	53,651	9,718	70,397
Financial management portfolio – consolidated (in MCh$)
Loss limit	138,957	373,566	124,904	353,718
High	46,970	357,867	75,816	283,550
Low	—	279,293	34,663	246,664
Average	19,678	311,333	64,477	268,776

Schedule of Market Risk Exposure
The following table illustrates the exposure to market risk. The maximum exposure to long-term interest rate risk is 35% of the regulatory capital and is approved by the Board of Directors. The maximum exposure to short-term interest rate risk is 55% of net interest income and readjustments plus interest rate sensitive commissions:

	As of december 31,
	2024	2023
	MCh$	MCh$
Market risk – trading protfolio
Exposure to rate risk	459,161	371,203
Exposure to currency risk	13,931	9,130
Interest rate option risk	-	-
Currency option risk	4,284	3,167
Total exposure of trading portfolio	477,376	383,500
10% of RWA	596,720	479,374
Subtotal	1,074,096	862,874
Limit = Regulatory capital	6,961,316	6,978,733
Available margin	5,887,220	6,115,859

Market risk – short-term financial management portfolio
Short Term Exposure to Interest Rate Risk	95,219	97,410
Exposure to Inflation Risk	149,306	161,222
Short-term exposure of financial management portfolio	244,525	258,632
Limit = 35% net (net income from interest and readjustments + interest rates sensitive commissions)	909,152	575,483
Available margin	664,627	316,851

Market risk – long-term financial management portfolio
Long Term Exposure to Interest Rate Risk	697,405	1,057,637
Limit = 35% Regulatory capital	2,436,461	2,442,556
Available margin	1,739,056	1,384,919

Schedule of Quality Assets and its Related Provision
The following table shows quality assets and its related provision, based on our internal scoring policy as of December 31, 2024 and 2023:

December 31, 2024
Corporate loans
Corporate Portfolio	Stage 1	Stage 2	Stage 3	Total Corporate	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance (*)	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	29,920	-	-	29,920	0.07%	1	-	-	1	0.00%
A2	656,322	-	-	656,322	1.59%	314	-	-	314	0.03%
A3	2,264,646	53,680	-	2,318,326	5.61%	1,901	307	-	2,208	0.19%
A4	2,487,497	36,047	-	2,523,544	6.11%	3,567	268	-	3,835	0.32%
A5	2,749,203	41,239	777	2,791,219	6.75%	6,645	1,046	63	7,754	0.65%
A6	2,121,986	90,538	158	2,212,682	5.35%	9,236	2,849	41	12,126	1.02%
B1	613,063	192,023	-	805,086	1.95%	4,458	9,526	-	13,984	1.17%
B2	19,332	134,107	-	153,439	0.37%	143	7,416	-	7,559	0.63%
B3	-	136,901	2,500	139,401	0.34%	-	7,545	696	8,241	0.69%
B4	-	65,613	33,129	98,742	0.24%	-	3,598	7,725	11,323	0.95%
C1	-	29,632	185,235	214,867	0.52%	-	2,771	60,382	63,153	5.30%
C2	-	23,450	112,479	135,929	0.33%	-	1,052	27,208	28,260	2.37%
C3	-	1,785	66,545	68,330	0.17%	-	237	28,343	28,580	2.40%
C4	-	1,600	132,213	133,813	0.32%	-	105	59,724	59,829	5.02%
C5	-	1,710	97,139	98,849	0.24%	-	302	67,170	67,472	5.66%
C6	-	4,139	129,079	133,218	0.32%	-	300	105,471	105,771	8.87%
Subtotal	10,941,969	812,464	759,254	12,513,687	30.28%	26,265	37,322	356,823	420,410	35.25%

	Other loans
	Stage 1	Stage 2	Stage 3	Total Other loans	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Other Commercial	4,321,411	527,752	489,587	5,338,750	12.92%	47,042	34,834	183,118	264,994	22.22%
Mortgage	14,762,656	1,944,932	852,181	17,559,769	42.49%	10,347	60,330	155,693	226,370	18.98%
Consumer	4,928,084	679,756	303,798	5,911,638	14.31%	58,679	87,609	134,628	280,916	23.55%
Subtotal	24,012,151	3,152,440	1,645,566	28,810,157	69.72%	116,068	182,773	473,439	772,280	64.75%
Total	34,954,120	3,964,904	2,404,820	41,323,844	100.00%	142,333	220,095	830,262	1,192,690	100.00%
(*)Include MCh$165,935 of ECL allowance calculated on an Individual basis.
NOTE 37 - RISK MANAGEMENT, continued

December 31, 2023
Corporate loans
Corporate Portfolio	Stage 1	Stage 2	Stage 3	Total Corporate	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance (*)	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	28,006	-	-	28,006	0.07%	3	-	-	3	0.00%
A2	785,654	-	-	785,654	1.93%	452	-	-	452	0.04%
A3	2,803,228	29,491	-	2,832,719	6.94%	1,982	138	-	2,120	0.18%
A4	2,482,922	12,265	-	2,495,187	6.11%	2,474	60	-	2,534	0.22%
A5	2,732,502	47,927	765	2,781,194	6.81%	5,825	668	62	6,555	0.57%
A6	2,055,756	106,770	-	2,162,526	5.30%	8,905	2,227	-	11,132	0.97%
B1	331,242	285,756	106	617,104	1.51%	3,787	11,137	58	14,982	1.30%
B2	23,222	165,717	1,201	190,140	0.47%	242	7,717	289	8,248	0.72%
B3	-	98,961	5,618	104,579	0.26%	-	4,990	2,135	7,125	0.62%
B4	-	64,864	32,177	97,041	0.24%	-	3,682	8,656	12,338	1.07%
C1	-	36,299	178,279	214,578	0.53%	-	3,104	59,363	62,467	5.43%
C2	-	8,595	77,832	86,427	0.21%	-	733	25,793	26,526	2.31%
C3	-	4,612	99,892	104,504	0.26%	-	550	35,077	35,627	3.10%
C4	-	2,385	104,054	106,439	0.26%	-	311	45,025	45,336	3.94%
C5	-	1,182	110,548	111,730	0.27%	-	191	70,909	71,100	6.18%
C6	-	1,940	112,428	114,368	0.28%	-	206	95,689	95,895	8.34%
Subtotal	11,242,532	866,764	722,900	12,832,196	31.44%	23,670	35,714	343,056	402,440	35.00%

	Other loans
	Stage 1	Stage 2	Stage 3	Total other loans	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Other Commercial	4,375,334	486,303	446,264	5,307,901	13.01%	37,913	31,921	187,322	257,156	22.36%
Mortgage	14,635,723	1,713,185	724,531	17,073,439	41.83%	8,651	53,371	154,111	216,133	18.79%
Consumer	4,512,156	790,276	295,918	5,598,350	13.72%	57,429	83,897	132,936	274,262	23.85%
Subtotal	23,523,213	2,989,764	1,466,713	27,979,690	68.56%	103,993	169,189	474,369	747,551	65.00%
Total	34,765,745	3,856,528	2,189,613	40,811,886	100.00%	127,663	204,903	817,425	1,149,991	100.00%
(*)Include MCh$155,903 of ECL allowance calculated on an Individual basis.

Schedule of Residual Maturity Over Measured that have not Expired

Other commercial				Corporate loans
Mortgages	Other loans	Revolving (Credit cards)	SME	SME	Middle market	Corporate and Investment Banking
28.19%	49.32%	16.91%	49.32%	18.50%	16.36%	Santander Group criteria

Other commercial				Corporate loans
Mortgages	Other loans	Revolving (Credit cards)	SME	SME	Middle market	Corporate and Investment Banking
17.61%	30.53%	12.28%	30.53%	14.20%	15.41%	Santander Group criteria
The qualitative criteria are based on the existence of evidence that leads to an automatic classification of financial instruments in stage 2, mainly 30 days overdue and restructured. Thresholds of SICR are calibrated based on the average ECL of exposures that exceed materiality threshold for 30 days or more consecutive days or with a level of credit risk considered to be “significant”.

Other commercial				Corporate loans
Mortgages	Other loans	Revolving (Credit cards)	SME	SME	Middle market	Corporate and Investment Banking
Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days
Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring
				Clients considered to be substandard or in incompliance (pre-legal action)	Clients considered to be substandard or in incompliance (pre-legal action)	Clients considered to be substandard or in incompliance (pre-legal action)

Schedule of Allowance and Exposure at Default (Ead) of the Loans
The following table shows the allowance and assets before allowance of the loans that meet the conditions:

	2024	2023
	MCh$	MCh$
Loans and account receivable	382,737	347,477
Allowance for ECL – discounted cash flow methodology	165,935	155,903
The estimation of the collective basis expected credit loss allowance considers qualitative and quantitative information that may affect changes in credit risk and the development of significant assumptions related to the probabilities of default and loss given default, related to forward looking information, multi-factor analysis such as type of portfolio or transaction and macroeconomic factors.

	2024	2023
	MCh$	MCh$
Loans and account receivable (commercial, mortgage and consumer loans)	40,941,107	40,464,409
Allowance for ECL – collective basis	1,026,755	994,088

Schedule of Modified Loans	The following table shows modification that results in deregonition and therefore and new operations:

	As of December 31, 2024				As of December 31, 2023
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount	34,954,120	3,964,904	2,404,820	41,323,844	34,765,745	3,856,528	2,189,613	40,811,886
Modified loans	-	814,092	1,236,176	2,050,268	-	739,474	1,026,843	1,766,317
%	-	20.53%	51.40%	4.96%	-	19.17%	46.90%	4.33%

ECL allowance	142,333	220,095	830,262	1,192,690	127,663	204,903	817,425	1,149,991
Modified loans		52,474	403,125	455,599	-	48,419	360,975	409,394
%	-	23.84%	48.55%	38.20%	-	23.63%	44.16%	35.60%

Schedule of Macro Economical Forward
The annual growth forecasts for the most relevant macroeconomic variables for each of our scenarios mainly used during 2024 are the same used in 2023, and are as follows:

	Average estimates 2024
	Unfavorable scenario 2	Unfavorable scenario 1	Base scenario	Favorable scenario 1	Favorable scenario 2
Chilean Central Bank interest rates	0.85%	2.32%	4.25%	6.18%	7.65%
Unemployment rate	10.03%	8.89%	7.40%	5.91%	4.77%
Housing Price growth	(1.02)%	0.62%	2.78%	4.94%	6.59%
GDP growth	(0.80)%	1.10%	3.58%	6.06%	7.97%
Consumer Price Index	1.07%	0.67%	3.00%	5.33%	7.07%

Schedule of Probabilities

Local scenario		Global scenario
	Probability weighting		Probability weighting
Favorable scenario 2	10%	Favorable scenario 1	30%
Favorable scenario 1	15%	Base scenario	40%
Base scenario	50%	Unfavorable scenario 1	30%
Unfavorable scenario 1	15%
Unfavorable scenario 2	10%

Schedule of Allowance Sensibility
The ECL allowance sensibility to future macro-economic conditions is as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Reported ECL allowance	1,193,854	1,150,116
Gross carrying amount	41,399,911	40,917,268

Reported ECL Coverage	2.81%	2.81%

ECL amount by scenarios
Favorable scenarios 2	1,013,732	970,411
Favorable scenarios 1	1,082,296	1,032,708
Base scenarios	1,158,397	1,104,368
Unfavorable scenarios 2	1,234,421	1,176,477
Unfavorable scenarios 2	1,284,831	1,224,340

Coverage ratio by scenarios
Favorable scenarios 2	2.45%	2.37%
Favorable scenarios 1	2.61%	2.52%
Base scenarios	2.80%	2.70%
Unfavorable scenarios 2	2.98%	2.88%
Unfavorable scenarios 2	3.10%	2.99%

Schedule of Risk Concentration
The following table shows the risk concentration by industry, and by stage before ECL allowance of loans and account receivable from customers and Interbak loans at amortised cost:

	As of December 31,
	2024				2023
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Agriculture and livestock	427,626	67,010	81,628	576,264	478,676	70,687	74,110	623,473
Fruit cultivation	404,013	93,737	114,766	612,516	444,600	107,445	94,564	646,609
Forest	122,759	10,480	19,542	152,781	108,232	10,901	20,390	139,523
Fishing	389,857	3,876	6,904	400,637	290,978	14,655	7,763	313,396
Mining	454,735	5,817	6,595	467,147	228,565	5,578	7,656	241,799
Oil and natural gas	11,040	277	208	11,525	3,146	199	191	3,536
Manufacturing Industry:
Food, beverages and tobacco	296,297	25,383	19,684	341,364	301,193	15,366	25,278	341,837
Textile, leather and footwear	64,297	6,236	9,262	79,795	64,068	5,679	7,345	77,092
Wood and furniture	83,304	1,827	6,656	91,787	78,856	2,438	6,894	88,188
Cellulose, paper and printing	51,886	7,925	4,773	64,584	61,702	9,035	4,995	75,732
Chemicals and petroleum derivatives	129,701	1,415	1,223	132,339	108,011	3,187	1,306	112,504
Metallic, non-metallic, machinery, or other	365,864	13,202	17,924	396,990	319,322	13,870	21,715	354,907
Other manufacturing industries	214,957	11,143	21,523	247,623	194,742	19,248	19,392	233,382
Electricity, gas, and wáter	747,969	52,240	5,025	805,234	910,813	10,497	5,032	926,342
Home building	206,906	12,840	28,582	248,328	164,118	29,377	23,118	216,613
Non-residential construction	512,234	20,843	29,644	562,721	472,579	28,395	48,231	549,205
Wholesale trade	1,560,877	104,488	171,345	1,836,710	1,420,083	105,396	163,872	1,689,351
Retail trade, restaurants and hotels	1,367,697	79,765	105,453	1,552,915	1,501,379	74,975	87,365	1,663,719
Transport and storage	693,354	50,741	55,381	799,476	600,729	56,933	54,860	712,522
Telecommunications	504,811	17,183	10,265	532,259	450,555	16,341	7,261	474,157
Financial services	610,158	33,019	1,135	644,312	575,666	2,656	912	579,234
Real estate services	2,010,898	205,007	153,315	2,369,220	2,237,404	231,680	154,694	2,623,778
Social services and other community services	4,032,140	515,762	378,008	4,925,910	4,602,449	518,529	332,220	5,453,198
Subtotal	15,263,380	1,340,216	1,248,841	17,852,437	15,617,866	1,353,067	1,169,164	18,140,097

Mortgage loans	14,762,656	1,944,932	852,181	17,559,769	14,635,723	1,713,185	724,531	17,073,439
Consumer loans	4,928,084	679,756	303,798	5,911,638	4,512,156	790,276	295,918	5,598,350
Total	34,954,120	3,964,904	2,404,820	41,323,844	34,765,745	3,856,528	2,189,613	40,811,886

Schedule of Loans and Account Receivable from Customers and Interbak Loans
The following table shows past due information related to loans and account receivable from customers and Interbak loans at amortised cost, and related ECL allowance:

	As of December 31, 2024
	Gross carrying amount				ECL allowance
	Stage 1	Stage 2	Stage 3	TOTAL	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interbank loans
Current	31,283	-	-	31,283	1	-	-	1
Commercial loans
Current	15,183,222	1,150,507	363,076	16,696,805	68,684	51,797	114,622	235,103
1-30 days past due	45,590	124,071	89,139	258,800	4,449	12,171	26,294	42,914
31-90 days past due	3,285	65,549	97,072	165,906	173	8,166	27,564	35,903
Over 90 days past due	-	89	699,554	699,643	-	22	371,461	371,483
Mortgage loans
Current	14,746,681	1,385,985	234,901	16,367,567	7,403	30,391	28,974	66,768
1-30 days past due	12,809	362,378	85,437	460,624	2,358	13,182	13,452	28,992
31-90 days past due	3,166	196,569	140,323	340,058	586	16,757	22,938	40,281
Over 90 days past due	-	-	391,520	391,520	-	-	90,329	90,329
Consumer loans
Current	4,903,711	455,722	69,745	5,429,178	52,683	34,770	29,390	116,843
1-30 days past due	21,323	135,203	29,654	186,180	5,638	27,780	12,065	45,483
31-90 days past due	3,050	88,115	81,657	172,822	358	24,865	35,037	60,260
Over 90 days past due	-	716	122,742	123,458	-	194	58,136	58,330
Total	34,954,120	3,964,904	2,404,820	41,323,844	142,333	220,095	830,262	1,192,690

	As of December 31, 2023
	Gross carrying amount				ECL allowance
	Stage 1	Stage 2	Stage 3	TOTAL	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interbank loans
Current	68,440			68,440	2			2
Commercial loans
Current	15,505,706	1,181,694	362,298	17,049,698	58,096	49,896	119,514	227,506
1-30 days past due	41,357	102,214	90,367	233,938	3,357	9,164	33,921	46,442
31-90 days past due	2,363	69,159	166,427	237,949	128	8,575	57,548	66,251
Over 90 days past due	-	-	550,072	550,072	-	-	319,395	319,395
Mortgage loans
Current	14,612,117	1,285,324	222,874	16,120,315	8,224	34,149	39,964	82,337
1-30 days past due	19,150	278,114	101,086	398,350	327	11,923	21,627	33,877
31-90 days past due	4,456	149,747	192,972	347,175	100	7,299	37,612	45,011
Over 90 days past due	-	-	207,599	207,599	-	-	54,908	54,908
Consumer loans
Current	4,492,189	561,846	61,444	5,115,479	54,038	32,294	26,654	112,986
1-30 days past due	18,497	133,011	26,198	177,706	3,150	25,139	10,968	39,257
31-90 days past due	1,470	95,419	94,189	191,078	241	26,464	39,259	65,964
Over 90 days past due	-	-	114,087	114,087	-	-	56,055	56,055
Total	34,765,745	3,856,528	2,189,613	40,811,886	127,663	204,903	817,425	1,149,991

Schedule of Financial Assets and Associated Collateral
The following table show the maximum exposure to credit risk by class of financial asset, associated collateral and the net exposure to credit risk:

	As of December 31,
	2024				2023
	Maximum exposure to credit risk	Collateral	Net exposure	Associated ECL	Maximum exposure to credit risk	Collateral	Net exposure	Associated ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interbank loans	31,283	11	31,272	1	68,440	3,677	64,763	2
Commercial loans	17,821,154	10,014,312	7,806,842	685,403	18,071,657	9,893,336	8,178,321	659,594
Mortgage loans	17,559,769	17,367,966	191,803	226,370	17,073,439	16,589,333	484,106	216,133
Consumer Loans	5,911,638	558,906	5,352,732	280,916	5,598,350	586,050	5,012,300	274,262
Contingent loans exposure	2,850,495	467,467	2,383,028	18,389	2,701,525	378,648	2,322,877	21,105
Total	44,174,339	28,408,662	15,765,677	1,211,079	43,513,411	27,451,044	16,062,367	1,171,096

Schedule of Maximum Exposure to Credit Risk
For financial assets recognised in the Consolidated Statements of Financial Position, maximum credit risk exposure equals their carrying value. Below is the distribution by financial asset and off-balance sheet commitments of the Bank’s maximum exposure to credit risk as of December 31, 2024 and 2023, without deduction of collateral, security interests or credit improvements received:

		As of December 31,
		2024	2023
	Note	MCh$	MCh$
Deposits in banks	4	2,695,560	2,723,282
Cash items in process of collection	4	572,552	812,524
Financial assets for trading at FVTPL	5
Financial derivative contracts		12,309,770	10,119,486
Financial assets held for trading		329,327	98,308
Financial assets at FVOCI	6
Debt financial instruments		2,687,485	4,536,025
Other financial instruments		74,903	105,257
Financial derivative contracts for hedge accounting	7	843,628	605,529
Financial assets at amortised cost	8
Debt financial instruments		5,176,005	8,176,895
Interbank loans		31,282	68,438
Loans and account receivable at amortised cost /		40,099,872	39,593,457
Off-balance commitments:
Letters of credit issued		308,407	262,496
Foreign letters of credit confirmed		2,208,507	1,641,510
Performance guarantees		10,352,459	9,490,141
Available credit lines		365,932	494,104
Personal guarantees		406	813
Other irrevocable credit commitments		194,801	313,505
Total		78,250,896	79,041,770

Schedule of Fair Value of Derivative Instruments
Below, our foreign exposure for those countries classified above 1 and represents our majority of exposure to categories other than 1. As of December 31, 2024, considering fair value of derivative instruments.

Counterpart	Country	Classification	Derivative instruments (market adjusted)	Deposits	Loans	Financial Investments	Total Exposure
			USD millions
Santander Bank Hong Kong	Hong Kong	2	-	1	7	-	8
Santander Bank Mexico	Mexico	3	2	-	-	-	2
Santander Bank EEUU *	EEUU	1	37	130	-	-	167
Santander UK PLC	UK	1	-	2	-	-	2
*Includes BSCH SA New York and Santander Investment Securites
Our exposure to Banco Santander Spain is as follows:

Counterpart	Country	Classification	Derivative instruments (market adjusted)	Deposits	Loans	Financial Investments	Total Exposure
Banco Santander España	Spain	1	1	5	-	-	6

Schedule of Security Interests, Collateral, or Credit Improvements
Below is the detail of security interests, collateral, or credit improvements provided to the Bank as of December 31, 2024 and 2023:

	As of December 31,
	2024	2023
	MCh$	MCh$
Non-impaired financial assets
Properties/mortgages	27,463,548	29,279,845
Investments and others	11,083,172	5,300,893
Impaired financial assets
Properties/ mortgages	3,162,938	2,444,084
Investments and others	354,348	293,347
Total	42,064,006	37,318,169

Schedule of Breakdown of Bank's Fixed Income by Levels
These assets are divided into three levels in accordance with Basel III standards, with Level 1 assets being the most liquid and Level 3 assets being the least liquid. Level 1 assets are bonds from Chilean Goverment entities, Central Bank bonds and United States Treasury bonds.

	As of December 31,
ALAC	2024	2023
	MCh$	MCh$
Level 1: cash and cash equivalent	2,416,812	1,969,547
Level 2: fixed income	7,241,318	6,072,282
Level 2: fixed income	4,517	6,240
Total	9,662,647	8,048,069

Schedule of Liquidity Coverage Ratio

	As of December 31,
Liquidity Coverage Ratio	2024	2023
	%	%
LCR	191	212

Schedule of Net Stable Funding Ratio

	As of December 31,
Net Stable Funding Ratio	2024	2023
	%	%
NSFR	106	106

Schedule of Breakdown by Maturity
In accordance with the provision of the BCCh, the liquidity position is measured and controlled through the difference between the cash outflows, related to liabilities and expense accounts, and cash inflows, which are related to asset and income accounts, for a certain term or time band, which is refered as term mismatch.
The liquidity policy on an Adjusted Base was presented and approved by the Board of Banco Santander Chile. Term mismatches are calculated severally for local currency and foreign currency.
Term mismatches will be made on the following time bands:
-First time band: up to 7 days, inclusive
-Second time band: from 8 days to 15 days, inclusive
-Third time band: from 16 days to 30 days, inclusive
-Fourth time band: from 31 days to 90 days, inclusive
NOTE 37 - RISK MANAGEMENT, continued

	As of December 31, 2024
	Individual			Consolidated
	Up to 7 days	Up to 15 days	Up to 30 days	Up to 7 days	Up to 15 days	Up to 30 days
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash flow receivable (assets) and income	2,471,457	1,642,561	1,834,873	2,468,737	1,642,561	1,834,873
Cash flow payable (liabilities) and expenses	2,127,447	2,481,618	2,058,265	2,111,033	2,481,618	2,058,265
Mismatch	344,010	(839,057)	(223,392)	357,704	(839,057)	(223,392)

Mismatch affected by limits			(718,439)			(704,745)
Limits:
1 time capital			4,292,440			4,396,833
Margin available			3,574,001			3,692,088
% used			17%			16%

	As of December 31, 2023
	Individual			Consolidated
	Up to 7 days	Up to 15 days	Up to 30 days	Up to 7 days	Up to 15 days	Up to 30 days
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash flow receivable (assets) and income	2,298,917	1,113,501	1,112,052	2,296,445	1,113,501	1,112,052
Cash flow payable (liabilities) and expenses	1,840,243	835,978	1,250,098	1,818,643	835,978	1,250,098
Mismatch	458,674	277,523	(138,046)	477,802	277,523	(138,046)

Mismatch affected by limits			598,151			617,279
Limits:
1 time capital			4,367,159			4,491,893
Margin available			4,965,310			5,109,172
% used			14%			14%

Schedule of Main Sources of Financing with Third Parties
The main sources of financing with third parties are the following:

	As of December 31,
Main sources of financing	2024	2023
	MCh$	MCh$
Deposits and other demand obligations	14,260,609	13,537,826
Time deposits	17,098,625	16,137,942
Bank obligations	4,337,947	10,366,499
Debt instruments issued and regulatory capital	10,737,354	10,423,704
Total	46,434,535	50,465,971

Schedule of Net Losses from Operational Risks
Exposure to net loss, gross loss and recovery of gross loss due to operational risk event

	As of December 31,
	2024	2023
	MCh$	MCh$
Expenses for the gross loss period due to operational risk events
Internal fraud	3,153	1,367
External fraud	33,786	7,202
Labor Practices and Business Safety	7,129	6,887
Clients, products and business practices	809	950
Damage to physical assets	347	267
Business interruption and system failures	290	964
Process execution, delivery and management	6,505	7,303
Subtotal	52,019	24,940
Recoveries of expenses in the period due to operational risk events
Internal fraud	(1,720)	-
External fraud	(27,586)	(5,810)
Labor Practices and Business Safety	(2,160)	(1,276)
Clients, products and business practices	(250)	(189)
Damage to physical assets	(2)	(12)
Business interruption and system failures	(112)	(800)
Process execution, delivery and management	(1,555)	(2,885)
Subtotal	(33,385)	(10,972)

Net loss from operational risk events	18,634	13,968

Summary of the Changes to the Minimum Capital Requirements
Below is a summary of the changes to the minimum capital requirements:

	As of December 31,
Capital requirements	2024	2023
	MCh$	MCh$
Pillar II charge	—%	—%
Systemic Charge	1.13%	0.75%
Counter-cyclical Capital buffer	0.50%	—%
Capital Conservation buffer	2.50%	1.88%
Tier T2	2.00%	2.00%
AT1	1.50%	1.50%
CET1	4.50%	4.50%
Total	12.13%	10.63%

Schedule of Total Assets, Risk-Weighted Assets, and Components of Effective Equity
Total assets, risk-weighted assets, and components of effective equity

	Total assets, risk-weighted assets and components of effective equity according to Basel III	Consolidated global 31-12-2024 MCh$	Consolidated global 31-12-2023 MCh$
1	Total assets according to the statement of financial position	68,458,932	70,857,886
2	Investment in subsidiaries that are not consolidated		-
3	Assets discounted from regulatory capital, other than item 2	13,243,643	10,823,906
4	Credit equivalents	3,402,423	3,446,909
5	Contingent credits	2,836,980	2,604,665
6	Assets generated by the intermediation of financial instruments	18,622	33,260
7	= (1-2-3+4+5-6) Total assets for regulatory purposes	61,436,070	66,052,294
8.a	Assets weighted for credit risk, estimated according to the standard methodology (RAW)	29,921,944	30,333,749
8.b	Assets weighted for credit risk, estimated according to internal methodologies (AWCR)	-	-
8	Market Risk Weighted Assets (MRWA)	5,967,201	4,793,740
10	Operational Risk Weighted Assets (OPWA)	4,923,679	4,424,739
11.a	= (8.a/8.b+9+10) Risk Weighted Assets (RWA)	40,812,824	39,552,228
11.b	= (8.a/8.b+9+10) Risk-weighted assets, after applying the output floor (RWA)	40,812,824	39,552,228
12	Shareholders equity	4,292,440	4,367,159
13	Non-controlling interest	104,394	124,735
14	Goodwill	-	-
15	Excess minority investment	-	-
16	= (12+13-14-15) Common Equity Equivalent Tier 1 Capital (CET1)	4,396,834	4,491,894
17	Additional deductions to common equity tier 1, other than item 2	128,425	94,013
18	= (16-17-2) Common Equity Tier 1 (CET1)	4,268,409	4,397,881
19	Voluntary (additional) provisions charged as additional capital tier 1 (AT1)	-	-
20	Subordinated bonds imputed as additional capital level 1 (AT1)	-	-
21	Preferred shares attributed to additional capital tier 1 (AT1)	-	-
22	Perpetual bonds attributed to additional capital level 1 (AT1)	693,382	608,721
23	Discounts applied to AT1	-	-
24	= (19+20+21+22-23) Additional Tier 1 Capital (AT1)	693,382	608,721
25	= (18+24) Equity Tier 1	4,961,791	5,006,602
26	Voluntary (additional) provisions allocated as Tier 2 (T2) capital	293,000	293,000
27	Subordinated bonds imputed as Tier 2 capital (T2)	1,706,525	1,679,130
28	= (26+27) Capital nivel 2 equivalente (T2)	1,999,525	1,972,130
29	Discounts applied to T2	-	-
30	= (28-29) Tier 2 Capital (T2)	1,999,525	1,972,130
31	= (25+30) Effective equity	6,961,316	6,978,732
32	Additional basic capital required for the constitution of the conservation buffer	1,020,321	741,604
33	Additional basic capital required to set up the countercyclical buffer	204,064	-
34	Additional core capital required for banks rated as systemic	459,144	296,642
35	Additional capital required for the evaluation of the adequacy of effective capital (Pillar 2)	-	-

Schedule of Solvency Indicators and Regulatory Compliance Indicators According to Basel III
Solvency indicators and regulatory compliance indicators according to Basel III

	Solvency indicators and regulatory compliance indicators according to Basel III	Consolidated global 31-12-2024%	Consolidated global 31-12-2023%
1	Leverage indicator (T1_I18/T1_I7)	6.95%	6.66%
1.a	Leverage indicator that the bank must meet, considering the minimum requirements	3.00%	3.00%
2	Basic capital indicator (T1_I18/T1_I11,b)	10.46%	11.12%
2.a	Basic capital indicator that the bank must meet, considering the minimum requirements	6.13%	5.25%
2.b	Capital buffer shortfall
3	Tier 1 capital indicator (T1_I25/T1_I11,b)	12.16%	12.66%
3.a	Tier 1 capital indicator that the bank must meet, considering the minimum requirements	7.63%	6.75%
4	Effective equity indicators (T1_I31/T1_I11,b)	17.06%	17.64%
4.a	Effective equity indicator that the bank must meet, considering the minimum requirements	9.63%	8.75%
4.b	Effective equity indicator that the bank must meet, considering the charge for article 35 bis, if applicable	8.00%	8.00%
4.c	Effective equity indicator that the bank must meet, considering the minimum requirements, conservation buffer and anti-cyclical buffer	12.13%	10.63%
5	Credit rating	A	A
	Regulatory compliance indicators for solvency
6	Voluntary (additional) provisions allocated to Tier 2 capital (T2) in relation to APRCs (T1_I26/ (T1_I8,a or I8,b)	0.98%	0.97%
7	Subordinated bonds allocated to Tier 2 (T2) capital in relation to Tier 2 capital	39.98%	38.18%
8	Additional Tier 1 capital (AT1) in relation to basic capital (T1_I24/T1_I18)	16.24%	13.84%
9	Voluntary provisions (additional) and subordinated bonds that are charged to additional capital level 1 (AT1) in relation to the RWAs (T1_I19+T1_I20 / T1_I11,b)	0.00%	0.00%